Fees Summary	Sep. 03, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 6,439,000.00
Previously Paid Amount	0.00
Total Fee Amount	985.81
Total Offset Amount	0.00
Net Fee	985.81
Narrative - Max Aggregate Offering Price	$ 6,439,000.00
Final Prospectus	true